Property, Equipment and Software, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 21,881	$ 355,738	$ 378,594